B6 Customer contract related balances (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Trade Receivables, Customer Finance, Contract Assets, Contract Liabilities and Deferred Sales Commissions

	2024	2023
Customer finance credit	4,522	6,917
Trade receivables 1)	44,151	42,215
Contract assets	6,924	7,999
Contract liabilities	41,229	34,416
Deferred sales commissions 2)	1,195	1,006

1)	Total trade receivables include SEK 177 (166) million relating to associated companies.
2)
Of the total Deferred sales commissions balance SEK 491 (414) million is current. The non-current
balance is presented within Other financial assets,
non-current
(see note F3 “Financial assets,
non-current”)
and the current balance is presented within Other current receivables (see note B7 “Other current receivables”).

Summary of Significant Movements in Contract Assets and Liabilities
Revenue recognized in the period

	2024	2023
Revenue recognized relating to the opening contract liability balance	23,980	32,874
Revenue recognized relating to performance obligations satisfied, or partially satisfied, in prior reporting periods	138	134
Transaction price allocated to the remaining performance obligations

	2024	2023
Aggregate amount of transaction price allocated to unsatisfied, or partially unsatisfied, performance obligations	134,199	133,247